PENSION AND OTHER POSTRETIREMENT BENEFITS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Components of net periodic benefit cost (credit)
Recognized loss on settlements	$ 0.5	$ 444.1	$ 93.7
U.S.
Components of net periodic benefit cost (credit)
Interest cost	1.8	9.0
Actuarial loss (gain)	7.1	(27.1)
U.S. | Continuing Operations [Member]
Components of net periodic benefit cost (credit)
Interest cost	1.8	2.7	34.5
Actuarial loss (gain)	3.7	2.5	(0.6)
Expected return on plan assets			(42.5)
Amortization of actuarial loss	0.6	0.5	21.2
Amortization of prior service (credit) cost			0.8
Recognized loss on settlements	0.2	443.5	92.0
Net periodic benefit cost (credit)	6.3	449.2	105.4
International
Components of net periodic benefit cost (credit)
Service cost	17.8	15.6
Interest cost	11.0	14.8
Actuarial loss (gain)	53.5	56.8
International | Continuing Operations [Member]
Components of net periodic benefit cost (credit)
Service cost	17.8	15.6	19.2
Interest cost	11.0	14.8	15.7
Expected return on plan assets	(18.5)	(21.0)	(23.8)
Amortization of actuarial loss	5.2	4.0	8.1
Amortization of prior service (credit) cost	(0.4)	(0.4)	(0.5)
Recognized loss on settlements	0.3	0.6	1.7
Net periodic benefit cost (credit)	$ 15.4	$ 13.6	$ 20.4